Disposals treated as Discounted operations (Tables)	12 Months Ended
Dec. 31, 2017
Disposals treated as Discontinued operations
Schedule of results of discontinued operations

Results of Discontinued operations(1)

EURm	2017	2016	2015
Net sales	–	–	1 075
Cost of sales	–	–	(244)
Gross profit	–	–	831
Research and development expenses	–	–	(498)
Selling, general and administrative expenses	(7)	(11)	(213)
Other income and expenses	(15)	(4)	(23)
Operating (loss)/profit	(22)	(15)	97
Financial income and expenses	6	14	(9)
(Loss)/profit before tax	(16)	(1)	88
Income tax (expense)/benefit	(10)	(28)	8
(Loss)/profit for the year, ordinary activities	(26)	(29)	96
Gain on the sale, net of tax(2)	5	14	1 178
(Loss)/profit for the year	(21)	(15)	1 274

(1)

Results of Discontinued operations include the results of the HERE business and the D&S business, the disposals of which were completed on December 4, 2015 and April 25, 2014, respectively. In 2013, the tax authorities in India commenced an investigation into withholding tax in respect of payments by Nokia India Private Limited to Nokia Corporation for the supply of operating software.

(2)

In 2017, an additional gain on the sale of EUR 5 million was recognized related to the HERE business due to a tax indemnification. In 2016, an additional gain on the sale of EUR 7 million was recognized related to the HERE business as a result of the final settlement of the purchase price, and EUR 7 million related to the D&S business due to a tax indemnification.

Cash flows from Discontinued operations(1)

EURm	2017	2016	2015
Net cash (used in)/from operating activities	(14)	(10)	6
Net cash (used in)/from investing activities	(16)	3	2 553
Net cash flow for the period	(30)	(7)	2 559

(1)Cash flows from Discontinued operations include the cash flows from the HERE business and the D&S business, the disposals of which were completed on December 4, 2015 and April 25, 2014, respectively.

HERE Business
Disposals treated as Discontinued operations
Schedule of gain on sale and assets and liabilities disposed

Gain on the Sale of the HERE Business

EURm
Fair value of sales proceeds less costs to sell(1)	2 551
Net assets disposed of	(2 667)
Total	(116)
Foreign exchange differences reclassified from other comprehensive income(2)	1 174
Gain before tax	1 058
Income tax benefit(3)	120
Total gain	1 178

(1)	Comprises purchase price of EUR 2 800 million, offset by adjustments for certain defined liabilities of EUR 249 million.
(2)	Includes cumulative translation differences for the duration of ownership from translation of mainly U.S. dollar denominated balances into euro.
(3)	The disposal was largely tax exempt, the tax benefit is due to hedging-related tax deductible losses.

Assets and liabilities, HERE business

Assets and liabilities disposed of as of December 4, 2015:

EURm	December 4, 2015
Goodwill and other intangible assets	2 722
Property, plant and equipment	115
Deferred tax assets and non-current assets	151
Inventories	14
Trade and other receivables	174
Prepaid expenses and other current assets	87
Cash and cash equivalents and current available-for-sale investments, liquid assets	56
Total assets	3 319
Deferred tax liabilities and other liabilities	286
Trade and other payables	55
Deferred income and accrued expenses	306
Provisions	5
Total liabilities	652
Net assets disposed of	2 667